Accounting Policies, by Policy (Policies)	6 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

Principles of consolidation
(b)	Principles of consolidation

The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the unaudited condensed consolidated financial statements and reported amounts of revenues and expenses during the reporting periods. These estimates are based on information as of the date of the unaudited condensed consolidated financial statements. Significant accounting estimates include, but are not limited to allowance for credit losses, inventory write-down, useful lives of property, plant and equipment and intangible assets, recoverability of long-lived assets, and realization of deferred income taxes. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates.

Foreign currencies and foreign currency translation
(d)	Foreign currencies and foreign currency translation

The functional currency and reporting currency of the Company is the United States Dollar (“US$” or “$” ). The Company’s direct wholly-owned operating subsidiaries in Hong Kong, mainland China, the Netherlands and the Serbia, use their respective currencies, Hong Kong dollar (“HK$”), Renminbi (“RMB”) and Euro (“EUR”), as their functional currencies.

The unaudited condensed financial statements of the Company’s direct wholly-owned operating subsidiaries were translated into the U.S. dollar using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Assets and liabilities denominated in functional currencies at the balance sheet date were translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency was translated at the historical rate of exchange at the time of the capital contribution. Because cash flows were translated based on the average exchange rate, amounts related to assets and liabilities reported on the unaudited condensed consolidated statements of cash flows may not necessarily agree with changes in the corresponding balances on the unaudited condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income/ (loss) included in unaudited condensed consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss.

The following table outlines the currency exchange rates that were used in preparing the unaudited condensed consolidated financial statements:

	September 30, 2024		March 31, 2024		September 30, 2023
	Period-end spot rate	Average rate	Period-end spot rate	Average rate	Period-end spot rate	Average rate
US$ against RMB	US$1=RMB7.0176	US$1=RMB7.2023	US$1=RMB7.2203	US$1=RMB7.1671	US$1=RMB7.2960	US$1=RMB7.1287
US$ against EUR	US$1=EUR0.8973	US$1=EUR0.9194	US$1=EUR0.9267	US$1=EUR0.9218	US$1=EUR0.9448	US$1=EUR0.9186
US$ against HK$	US$1=HK$7.7693	US$1=HK$7.8084	US$1=HK$7.8259	US$1=HK$7.8246	US$1=HK$7.8308	US$1=HK$7.8317
US$ against RSD	US$1=RSD107.54	US$1=RSD105.00	*	*	*	*
*	There is no RSD transaction during the periods presented.

Cash
(e)	Cash

Cash consists of cash on hand and cash in bank. The Company maintains cash with various financial institutions primarily in HK, mainland China, the Netherlands and the Serbia. The Company has not experienced any losses in bank accounts.

Restricted Cash
(f)	Restricted Cash

Restricted cash consists of rental guarantee deposits and escrow deposits. The rental guarantee deposit for the Company’s office located in the Netherlands cannot be withdrawn without certain approval or notice. Escrow deposits in the designated escrow account are to cover possible indemnification claims against the underwriters for a period of 12 months from the closing of the IPO. The amount of designated escrow account was $200,000 and $200,000 as of September 30, 2024 and March 31, 2024, respectively. As of September 30, 2024 and March 31, 2024, the Company had restricted cash of $209,622 and $209,317, respectively.

Accounts receivable
(g)	Accounts receivable

Accounts receivable represents the amounts that the Company has an unconditional right to consideration, which are stated at the original amount less the expected credit losses of accounts receivable. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company considers many factors in assessing the expected credit losses model, such as size, the age of the accounts, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts, along with reasonable and supportable forecasts as a basis to develop the Company's expected loss estimates. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the unaudited condensed consolidated statements of operations and comprehensive loss. Delinquent account balances are written off against the credit losses of accounts receivable after management has determined that the likelihood of collection is remote. The Company adopted ASU 2016-13 from April 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to nil recognized as of April 1, 2023. As of September 30, 2024 and March 31, 2024, there were no credit losses recorded as the Company considers all of the outstanding accounts receivable fully collectible.

Inventories, net
(h)	Inventories, net

Inventories, primarily consisting of raw materials, work-in-process, finished goods and inventory in transit, are stated at the lower cost or net realizable value. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Cost of inventory is determined using the weighted average cost method. The Company reviews its inventories periodically to determine if any reserves are necessary for potential shrinkage and obsolete or unusable inventory. For the six months ended September 30, 2024 and 2023, write-downs of inventories to net realizable value, recognized in cost of sales, amounted to $108,257 and $73,643, respectively.

Property, plant and equipment, net
(i)	Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any, and are depreciated on a straight-line basis over the estimated useful lives of the assets as follows. Land is not depreciated since it has an indefinite useful life.

Category	Estimated useful lives
Machinery and equipment	2 – 10 years
Office equipment, furniture and fixtures	2 – 5 years
Leasehold improvements	Lesser of useful life and lease terms
Motor vehicle	4 years
Land	Indefinite

Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use.

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterments that extend the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the unaudited condensed consolidated statements of operations and comprehensive loss in other income or expenses.

Intangible assets, net
(j)	Intangible assets, net

Intangible assets are stated at cost less accumulated amortization and amortized in a method which reflects the pattern in which the economic benefits of the intangible assets are expected to be consumed or otherwise used up. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the asset as follows:

Category	Estimated useful lives
Software	5 years

Impairment of long-lived assets
(k)	Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of the carrying amount over the fair value of the assets, using the expected future discounted cash flows. There were no impairments of these long-lived assets as of September 30, 2024 and March 31, 2024, respectively.

Deferred Initial Public Offering (“IPO”) Costs
(l)	Deferred Initial Public Offering (“IPO”) Costs

The Company complies with the requirement of the Accounting Standards Codification (“ASC”) 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred offering costs consist of underwriting, legal, consulting, and other expenses incurred through the balance sheet date that are directly related to the intended IPO. With the completion of the IPO on January 17, 2024, the deferred offering costs have been charged against the gross proceeds of the offering as a reduction of additional paid-in capital. Deferred IPO costs amounted to nil as of September 30, 2024 and March 31, 2024, respectively.

Fair value measurement
(m)	Fair value measurement

The Company applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820’’). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

●	Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Company primarily consisted of cash, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, income tax payable, and accrued expenses and other current liabilities. As of September 30, 2024 and March 31, 2024, the carrying amounts of the Company’s financial instruments approximated to their fair value of the respective assets and liabilities based upon the short-term nature of these assets and liabilities.

The Company believes that the carrying amount of long-term loans, current portion approximate fair value at September 30, 2024 and March 31, 2024 based on the terms of the borrowings and current market rates, as the rates of the borrowings are reflective of the current market rates.

Commitments and contingencies
(n)	Commitments and contingencies

From time to time, the Company may be a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. For the six months ended September 30, 2024 and 2023, the Company did not have any material legal claims or litigation that, individually or in aggregate, could have a material adverse impact on the Company’s unaudited condensed consolidated financial position, results of operations, and cash flows.

The Company had contractual payment obligations under its operating lease agreements with the landlords.

The Company also had equipment purchase agreements with two independent third-party vendors, with a future payment of $2,524,923 by the December 2024 and $822,408 in November 2024, respectively. The future payment of the equipment purchase agreements had been extended until the completion of the Serbia manufacturing plant.

Revenue recognition
(o)	Revenue recognition

ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

To determine revenue recognition for contracts with customers, the Company performs the following five steps:

Step 1:	Identify the contract with the customer
Step 2:	Identify the performance obligations in the contract
Step 3:	Determine the transaction price
Step 4:	Allocate the transaction price to the performance obligations in the contract
Step 5:	Recognize revenue when the company satisfies a performance obligation

The Company manufactures and sells interconnect products, including connectors, cables and wire harnesses.

The Company recognizes revenue when it transfers its goods to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company accounts for the revenue generated from sales of its products to its customers on a gross basis, because the Company is acting as a principal in these transactions, is subject to inventory risk, has latitude in establishing prices, and is responsible for fulfilling the promise to provide customers the specified goods. All of the Company’s contracts have single performance obligation as the promise is to transfer the individual goods at a fixed price to customers, and there are no other separately identifiable promises or financial component in the contracts.

The Company’s revenue is recognized at a point in time when title and risk of loss passes and the customer accepts the goods, which generally occurs at delivery. The Company’s products are sold with no right of return and the Company does not provide other credits or sales incentives to customers. Revenue is reported net of value added tax (“VAT”).

Disaggregation of Revenue

The Company disaggregates its revenue from contracts by product category and geographic regions, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the six months ended September 30, 2024 and 2023 are disclosed in Note 16 to these unaudited condensed consolidated financial statements.

Contract assets and liabilities

Payment terms are established on the Company’s pre-established credit requirements based upon an evaluation of customers’ credit. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Company has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Company’s right to consideration in exchange for goods or services that the Company has transferred to a customer. Other than accounts receivable, the Company had no other material contract assets recorded on its unaudited condensed consolidated balance sheets as of September 30, 2024 and March 31, 2024, respectively.

The Company’s contract liabilities primarily relate to unsatisfied performance obligations when payment has been received from customers before the Company’s products are delivered, and are recorded as “advance from customers” on the unaudited condensed consolidated balance sheets. Costs of fulfilling customers’ purchase orders, such as shipping, handling and delivery, which occur prior to the transfer of control, are recognized in selling, general and administrative expenses when incurred. Advance from customers amounted to $151,594 and $207,293 as of September 30, 2024 and March 31, 2024, respectively. Revenue included in the beginning balance of advance from customers and recognized in the six months ended September 30, 2024 and 2023 amounted to and $207,293 and $186,874, respectively.

Cost of revenue
(p)	Cost of revenue

Cost of revenue consists primarily of (i) cost of materials (ii) labor costs, (iii) inventory write-down (iv) depreciation and amortization, (v) rental expenses for the factory and employee dormitory. Depreciation and amortization of manufacturing facilities and warehouses attributable to manufacturing activities are capitalized as part of the cost of inventory, and expensed in costs of revenues when the inventory is sold.

Selling expenses
(q)	Selling expenses

Selling expenses mainly consist of (i) freight fees and transportation fees; (ii) staff costs, rental and depreciation related to selling and marketing functions; and (iii) marketing and entertainment expenses for promotion; and (iv) free sample expenses incurred for obtaining new customers and sales orders.

General and administrative expenses
(r)	General and administrative expenses

General and administrative expenses mainly consist of (i) staff costs, rental and depreciation related to general and administrative personnel; (ii) professional service fees; and (iii) other corporate expenses.

Research and development (“R&D”) expenses
(s)	Research and development (“R&D”) expenses

Research and development expenses mainly consist of (i) costs of raw material for the research and development activities; and (ii) salaries, welfare and insurance expenses paid to R&D employees and (iii) manufacturing expenses for producing samples related to research and development activities.

Government Subsidies
(t)	Government Subsidies

Government subsidy is recognized when there is a reasonable assurance that the Company will comply with the conditions attached to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Company with no future related costs or obligation is recognized in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss when the grant becomes receivable. Government subsidies received and recognized as other income totaled $138,845 and nil for the six months ended September 30, 2024 and 2023, respectively.

Employee Defined Contribution Plan
(u)	Employee Defined Contribution Plan

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefits and housing funds are provided to eligible full-time employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as expenses in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss amounted to $ 231,525 and $193,143 for the six months ended September 30, 2024 and 2023, respectively.

Leases
(v)	Leases

The Company leases premises for factory and offices under non-cancellable operating leases.

On April 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). ASC 842 requires that lessees recognize right-of-use (“ROU”) assets and lease liabilities calculated based on the present value of lease payments for all lease agreements with terms that are greater than twelve months. ASC 842 distinguishes leases as either a finance lease or an operating lease on the unaudited condensed consolidated balance sheets that affects how the leases are measured and presented in the statement of operations and statement of cash flows (see Note 10).

Right-of-use (“ROU”) assets represent the Company’s right to use underlying assets including factory, vehicles and production equipment for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset, and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses and finance lease amortization expenses on a straight-line basis over the lease term.

Operating lease right-of-use of assets and finance lease right-of-use of assets

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received. The Company has both operating lease and finance lease.

For operating lease, lease expense is recorded on a straight-line basis over the lease term. The amortization of the right-of-use asset is calculated as the difference between the straight-line lease expense and the interest calculated on the lease liability. For finance lease, the amortization of the right-of-use asset is calculated on a straight-line basis over the lease term.

Operating lease liabilities and finance lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise.

Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

Income taxes
(w)	Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the unaudited condensed consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company records uncertain tax positions in accordance with ASC 740, Income Taxes, on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company records interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying unaudited condensed consolidated statements of operations. Accrued interest and penalties are included on the related tax liabilities line in the unaudited condensed consolidated balance sheets. The Company does not believe that there were any uncertain tax positions as of September 30, 2024 and March 31, 2024, respectively.

The Company’s operating subsidiary in mainland China is subject to examination by the relevant PRC tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100 ($15). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.

The Company’s operating subsidiary in Hong Kong are subject to examination by the Hong Kong Inland Revenue Department (the “HKIRD”) if the HKIRD has doubts regarding the source of income, the completeness and accuracy of the tax returns filed by the taxpayers. According to the Inland Revenue Ordinance, the taxpayers are required to keep sufficient records of income and expenditure for a period of not less than seven years to enable the assessable profits to be readily ascertained.

Value added tax (“VAT”)
(x)	Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The Company is subject to VAT and related surcharges on revenue generated from sales of products. The Company records revenue net of VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

The VAT is based on gross sales price. The mainland China VAT rate is 13% for taxpayers selling consumer products, and was 16% prior to April 1, 2021. The primary applicable rate of the Netherlands VAT is 21% for the six months ended September 30, 2024 and 2023 and no VAT tax in Hong Kong.

Segment Reporting
(y)	Segment Reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker (the “CODM”) in order to allocate resources and assess the performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operating results by the revenue of different services. Based on management’s assessment, the Company has determined that it has one operating segment as defined by ASC 280 (see Note 16).

(Loss)/ earnings per share
(z)	(Loss)/ earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to shareholders of the Company by the weighted average Ordinary Shares outstanding during the period. Diluted EPS take into account the potential dilution that could occur if securities or other contracts to issue Ordinary Shares were exercised and converted into Ordinary Shares. As of September 30, 2024 and March 31, 2024, there were no dilutive shares.

Comprehensive loss
(aa)	Comprehensive loss

Comprehensive loss consists of two components, net (loss)/income and other comprehensive income/ (loss). The foreign currency translation adjustment resulting from translation of the unaudited condensed consolidated financial statements expressed in RMB and other foreign currencies to US$ is reported in other comprehensive income/ (loss) in the unaudited condensed consolidated statements of comprehensive loss.

Concentration and credit risk
(bb)	Concentration and credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash, restricted cash and accounts receivable. As of September 30, 2024 and March 31, 2024, the aggregate amounts of cash and restricted cash of $721,215 and $2,672,506, respectively, were held at major financial institutions located in mainland China, and the aggregate amounts of cash and restricted cash of $3,278,213 and $3,062,241, respectively, were deposited with major financial institutions located outside mainland China. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

The Company’s exposure to credit risk associated with its trading and other activities is measured on an individual counterparty basis, as well as by a group of counterparties that share similar attributes. Substantially all of the Company’s sales are made to customers that are located primarily in Europe, Asia and the Americas. The Company’s operating results could be adversely affected by government policies on exporting businesses, foreign exchange rate fluctuations, and local market condition changes.

There were three customers who accounted for approximately 10.0%, 14.7% and 11.7% of total revenue for the six months ended September 30, 2024. There were two customers who accounted for approximately 20.8% and 10.7% of total revenue for the six months ended September 30, 2023.

There were two customer who accounted for approximately 23.2% and 10.1% of the accounts receivable balance as of September 30, 2024. There were two customers who accounted for approximately 21.6% and 10.4% of the accounts receivable balance as of March 31, 2024.

There was one supplier who accounted for approximately 10.1% of total purchases for the six months ended September 30, 2024. There was no single supplier that accounted for over 10% of the Company’s total purchases for the six months ended September 30, 2023.

There was one supplier who accounted for approximately 10.8% of the accounts payable balance as of September 30, 2024. There were three suppliers who accounted for approximately 10.7%, 10.6% and 10.2% of the accounts payable balance as of March 31, 2024.

Related parties and transactions
(cc)	Related parties and transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Related parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions. Transactions between related parties are also considered to be related party transactions even though they may not be given accounting recognition. While ASC does not provide accounting or measurement guidance for such transactions, it nonetheless requires their disclosure.

Risks and uncertainties
(dd)	Risks and uncertainties

The Company has substantial operations in China through its PRC subsidiaries. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to regional wars, geopolitical tensions, natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could potentially and significantly disrupt the Company’s operations.

The uncertainties associated with the ongoing Russia-Ukraine war may cause the Company’s future revenue and cash flows to underperform due to significant increases in raw material purchase prices and disruptions of the global supply chain. Any potential impact on the Company’s operating results will depend, to a large extent, on future developments and new information that may emerge regarding the duration and the new development of the Russia-Ukraine war, of which are beyond the Company’s control and cannot be reasonably predicted as of the date of this report.

Recent accounting pronouncements
(ee)	Recent accounting pronouncements

Recently issued accounting pronouncements not yet adopted

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This ASU incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and will not become effective for any entity. The Company does not expect the adoption of ASU 2023-06 to have a material impact on its unaudited condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company is in the process of evaluating the impact of adopting this new guidance on its unaudited condensed consolidated financial statement.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited condensed consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on, or are unrelated to, its unaudited condensed consolidated financial condition, results of operations, cash flows or disclosures.